1. Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Business

Organization and Nature of Business

Genius Brands International, Inc. (“we”, “us”, “our” or the “Company”), creates, produces and distributes original “content with a purpose” for kids, meaning multi-media, multi-format content for kids that we believe is as entertaining as it is enriching. In most cases, the Company wholly owns the original content it produces, and works with a variety of partners who are experts in their respective categories, to develop and distribute it in multiple formats around the world. The Company owns and is developing a portfolio of original children’s entertainment to appeal to toddlers to teens.

The Company commenced operations in January 2006, assuming all of the rights and obligations of its then Chief Executive Officer, Klaus Moeller, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which the Company obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Little Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. On October 17, 2011 and October 18, 2011, the Company filed Articles of Merger with the Secretary of State of the State of Nevada and with the Secretary of State of the State of California, respectively. As previously described on the Company’s Schedule 14C Information Statement, filed with the Securities and Exchange Commission on September 21, 2011, by filing the Articles of Merger, the Company (i) changed its state of incorporation to Nevada from California, and (ii) changed its name to Genius Brands International, Inc. from Pacific Entertainment Corporation (the “Reincorporation”). In connection with the Reincorporation, on October 12, 2011, the Company filed an Issuer Company-Related Action Notification Form with the Financial Industry Regulatory Authority (“FINRA”) and on November 29, 2011 our trading symbol changed from “PENT” to “GNUS”.

On November 15, 2013, we entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Member”) and A2E Acquisition LLC, our newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions contemplated under the Merger Agreement (the “Merger”), which occurred concurrently with entering into the Merger Agreement, our Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company.  As a result of the Merger, the Company acquired the business and operations of A Squared.  A Squared creates, produces and distributes original “content with a purpose” for kids 6-11, whereas Genius Brands previously focused on toddlers. Today the merged company is focused on providing “content with a purpose” for toddlers to tweens, in all media formats, relevant consumer products categories, in territories around the world.

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA on April 7, 2014. All common stock share and per share information in this Quarterly Report, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated.

Liquidity

Historically, the Company has incurred net losses. As of March 31, 2014, the Company had an accumulated deficit of $18,278,217 and a total stockholders’ equity of $11,099,791. At March 31, 2014, the Company had current assets of $2,159,340, including cash of $992,753 and current liabilities of $2,802,119, including short-term debt to related parties which bears no interest and has no stated maturity of $415,787 and certain disputed trade payables of $925,000 to which the Company disputes the claim, resulting in a working capital deficit of $642,779. For the quarter ended March 31, 2014, the Company reported a net loss of $854,162 and net cash used by operating activities of $476,146. Management believes that its sales and cash provided by operations, funds from the issuance of common stock in the first quarter of 2014, and proceeds from a long-term, exclusive supply chain services agreement for which it received $750,000 during the first quarter of 2014 will be sufficient to fund planned operations for the next twelve months. However, there can be no assurance that operations and operating cash flows will continue at the current levels or improve in the near future. If the Company is unable to obtain profitable operations and positive operating cash flows, it may need to seek additional funding or be forced to scale back its development plans or to significantly reduce or terminate operations. Subsequent to March 31, 2014, the Company sold 6,000 Series A Convertible Preferred Shares to accredited investors at a price of $1,000 per share for which it received gross proceeds of $6,000,000 and paid offering costs of $535,000. Additionally, the Company entered into an agreement for musical composition administration services with a third party for which the Company received an advance of $250,000.

Organization and Nature of Business

Genius Brands International, Inc. (“we”, “us”, “our” or the “Company”), creates, produces and distributes original “content with a purpose” for kids, meaning multi-media, multi-format content for kids that we believe is as entertaining as it is enriching. In most cases, the Company wholly owns the original content it produces, and works with a variety of partners who are experts in their respective categories, to develop and distribute it in multiple formats around the world. The Company owns and is developing a portfolio of original children’s entertainment to appeal to toddlers to teens.

The Company commenced operations in January 2006, assuming all of the rights and obligations of its then Chief Executive Officer, Klaus Moeller, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which we obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Little Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. On October 17, 2011 and October 18, 2011, Genius Brands International, Inc., filed Articles of Merger with the Secretary of State of the State of Nevada and with the Secretary of State of the State of California, respectively. As previously described on the Company’s Schedule 14C Information Statement, filed with the Securities and Exchange Commission on September 21, 2011, by filing the Articles of Merger, the Company (i) changed its domicile to Nevada from California, and (ii) changed its name to Genius Brands International, Inc. from Pacific Entertainment Corporation (the “Reincorporation”). In connection with the Reincorporation, on October 12, 2011, the Company filed an Issuer Company-Related Action Notification Form with the Financial Industry Regulatory Authority (“FINRA”) and on November 29, 2011 our trading symbol changed from “PENT” to “GNUS”.

On November 15, 2013, we entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Parent Member”) and A2E Acquisition LLC, our newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions contemplated under the Merger Agreement (the “Merger”), which occurred concurrently with entering into the Merger Agreement, our Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company.  As a result of the Merger, the Company acquired the business and operations of A Squared.  A Squared created, produced and distributed original “content with a purpose” for kids 6-11, whereas Genius Brands previously focused on toddlers. Today the merged company is focused on providing “content with a purpose” for toddlers to tweens, in all media formats, relevant consumer products categories, in territories around the world.

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014. All common stock share and per share information in this Annual Report, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated

Liquidity

Historically, the Company has incurred net losses. As of December 31, 2013, the Company had an accumulated deficit of $17,424,055 and a total stockholders’ equity of $11,496,102. At December 31, 2013, the Company had current assets of $2,227,343, including cash of $527,110 and current liabilities of $3,096,075, including short-term debt to related parties which bears no interest and has no stated maturity of $516,659 and certain disputed trade payables of $925,000 to which the Company disputes the claim, resulting in a working capital deficit of $868,732. For the year ended December 31, 2013, the Company reported a net loss of $7,216,031 and net cash used by operating activities of $1,120,317. Management believes that its sales and cash provided by operations, the non-recurrence of certain legal and accounting expenses related to the Merger, and the funds from the issuance of common stock in the fourth quarter will be sufficient to fund planned operations for the next twelve months. However, there can be no assurance that operations and operating cash flows will continue at the current levels or improve in the near future. If the Company is unable to obtain profitable operations and positive operating cash flows, it may need to seek additional funding or be forced to scale back its development plans or to significantly reduce or terminate operations. Subsequent to December 31, 2013, the Company issued 102,858 shares of the Company’s common stock in a private placement to certain investors at $3.50 per share. The Company received gross proceeds of $360,000. Additionally, subsequent to December 31, 2013, the Company entered into a long-term, exclusive supply chain services agreement for which it received $750,000 during the first quarter of 2014 with the remaining $750,000 due by January 17, 2015.